Note 7 - Pensions and Other Postretirement Benefits (Details) - Expected Future Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Pension Plan [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Expected Future Benefit Payments [Line Items]
Defined Benefit Plan Expected Future Benefit Payments, Year One	$ 5,095
Defined Benefit Plan Expected Future Benefit Payments, Year Two	5,319
Defined Benefit Plan Expected Future Benefit Payments, Year Three	7,044
Defined Benefit Plan Expected Future Benefit Payments, Year Four	6,089
Defined Benefit Plan Expected Future Benefit Payments, Year Five	6,366
Defined Benefit Plan Expected Future Benefit Payments, Thereafter	30,780
Postretirement Benefits [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Expected Future Benefit Payments [Line Items]
Defined Benefit Plan Expected Future Benefit Payments, Year One	1,543
Defined Benefit Plan Expected Future Benefit Payments, Year Two	1,576
Defined Benefit Plan Expected Future Benefit Payments, Year Three	1,612
Defined Benefit Plan Expected Future Benefit Payments, Year Four	1,695
Defined Benefit Plan Expected Future Benefit Payments, Year Five	1,781
Defined Benefit Plan Expected Future Benefit Payments, Thereafter	$ 8,957